Other Expenses	12 Months Ended
Dec. 31, 2013
Other Expenses [Abstract]
Other Expenses

NOTE 17 — OTHER EXPENSES

The following table sets forth the components of other expenses:

Other Expenses (dollars in millions)
	Years Ended December 31,
	2013	2012	2011
Depreciation on operating lease equipment	$ 540.6	$ 513.2	$ 538.6
Maintenance and other operating lease expenses	163.1	139.4	157.8
Operating expenses:
Compensation and benefits	535.4	537.1	490.5
Technology	83.3	81.6	75.1
Professional fees	69.1	63.8	120.0
Provision for severance and facilities exiting activities	36.9	22.7	13.1
Net occupancy expense	35.3	36.1	38.7
Advertising and marketing	25.2	36.5	10.5
Other expenses(1)	185.0	116.2	112.8
Total operating expenses	970.2	894.0	860.7
Loss on debt extinguishments	-	61.2	134.8
Total other expenses	$ 1,673.9	$ 1,607.8	$ 1,691.9

(1)	Includes $50 million related to a tax settlement agreement with Tyco International Ltd.